UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number     811-21571

The Rogé Partners Funds

(Exact name of registrant as specified in charter)

603 Johnson Avenue, Suite 103, Bohemia, NY 11716

(Address of principal executive offices)               (Zip code)

Emile R. Molineaux, Gemini Fund Services, LLC

450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:         631-218-0077

Date of fiscal year end:  6/30

Date of reporting period: 12/31/05

Item 1.  Reports to Stockholders.

Rogé Partners Fund Semi-Annual Report December 31, 2005 Investment Manager R.W. Rogé & Company, Inc. 630 Johnson Avenue, Suite 103 Bohemia, NY 11716 1-888-800-ROGÉ

Rogé Partners Fund
SHAREHOLDER LETTER
December 31, 2005

We are very pleased with the performance of the Rogé Partners FundSMi (“the Fund”) over the past year.  The Fund returned 10.05% for 2005, well ahead of the S&P 500’sii return of 4.91% and the MSCI World Index’siii return of 9.49%. A number of strategies that we implemented during 2005 helped produce market-beating returns for the year.  The most prominent was our exposure to natural resources.  The T. Rowe Price New Eraiv, one fund that specializes in this area, turned in a 29.88% return in 2005, handily outperforming the market index.  Another highlight last year was the performance of international small- and mid-cap funds like Wasatch International Growthv and Third Avenue International Valuevi, both of which produced returns for the year in excess of 18%.  In addition, some of our funds with exposure to the mid-cap area of the market, such as Third Avenue Valuevii and Legg Mason Opportunityviii, had solid capital appreciation above and beyond the S&P 500.

We did however make our fair share of mistakes throughout the year.  We avoided adding to our small-cap exposure starting in the beginning of the year.  Small cap continued its torrid pace of outperformance throughout the first three quarters of 2005.  In addition, one of our biggest mistakes in 2005 was one of our biggest gainers. We purchased PetroKazakhstanix (PKZ) in June at an average cost of under $33.00 because we believed the stock was extremely undervalued. Within three days, there were rumors of a potential takeover and the stock proceeded to increase rapidly during the next couple of days. We held off future purchases in PKZ to let the stock price settle down from the takeover rumors in spite of what we believed was still a great buy (still more than a 30% discount from our calculated intrinsic value). However, PKZ continued to increase in stock price and we froze without action, letting the position appreciate without establishing a full position in the stock. In late August, PKZ had an official takeover bid from China National Petroleum Corp. for $55.00 in cash. We believe that we learned a valuable lesson during this period. We should trust our analysis and not worry about stock price action.

Given the number of negatives throughout the year, you would have expected the Fund’s performance to be below that of the markets.  That did not happen.  Instead, our superior mutual fund manager selection led to outstanding gains that more than offset our forecasting errors.  We believe that our ResearchEdge® process for finding terrific mutual fund managers is a major contributor to the success of the portfolios.  In addition, over the past couple of years, our network of financial professionals with whom we share ideas has increased substantially.  This network has helped us find unique and undiscovered mutual funds that have had great performance for our clients.  One such fund is the Tilson Focus Fund, an equity fund managed by Whitney Tilson and Glenn Tongue.  We believe both Whitney and Glenn are superior money managers and will do a great job for their clients in the future.

We also would like to stress the importance of a multiple-manager model.  In light of some mutual funds underperforming, and some funds shooting the lights out for the year,

Rogé Partners Fund
SHAREHOLDER LETTER (Continued)
December 31, 2005

the Fund’s overall performance was good on both a relative and absolute basis.  More importantly, we helped move our clients closer to attaining their goals, whether for retirement, a college education, a second home, a new car, etc.

In the coming months, we plan to make a number of changes to position the Fund for the future as we see it.  As we discussed earlier, many of our recommended funds performed exceptionally well this year, and it is time to rebalance them to what we believe is a prudent position within the portfolio.  The rebalancing that takes place in 2006 will be to increase our underweight exposure to a slightly overweight position in quality, large-cap stocks.  Over the past year, money has flowed out of the large-cap area due to its relative underperformance over the past five years. Investors have grown wary of large-cap stocks, and have since made major asset allocation moves toward the “hot” small- and mid-cap asset class.  In our view, the current preference for small-cap feels very much like the year 1999 when the opposite overweighting occurred.  At current stock valuations, we believe this move adds very little risk to the portfolio, yet will add to the likelihood of clients reaching their long-term goals through the Fund’s appreciation.

Sincerely,

Ronald W. Rogé, MS, CFP®                   Steven M. Rogé, CMFC®

Co- Portfolio Manager                              Co-Portfolio Manager

* The Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling 1-888-800-ROGE (1-888-800-7643). You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please read your prospectus.  The views expressed are those of the advisor, R.W. Rogé & Company, Inc.  These views are subject to change at any time in response to changing circumstances in the markets and are not intended to predict or guarantee the future performance of any individual security market sector or the markets generally, or The Rogé Partners Fundssm.

i The Rogé Partners FundSM, Rogé Partners FundsSM, and the ResearchEdge are service marks and registered trademarks of R.W. Rogé & Company, Inc., all rights reserved.

ii The S&P 500 is a market capitalization weighted measure of 500 widely held common stocks. Please note: An investor may not invest directly in an index.

iii The MSCI World Index (USD) is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance.

iv T. Rowe Price New Era comprised 3.87% of the Fund’s net assets as of December 31, 2005.

v Wasatch International Growth comprised 4.11% of the Fund’s net assets as of December 31, 2005.

vi Third Avenue International Value comprised 3.91% of the Fund’s net assets as of December 31, 2005.

vii Third Avenue Value comprised 3.90% of the Fund’s net assets as of December 31, 2005.

viii Legg Mason Opportunity comprised 4.32% of the Fund’s net assets as of December 31, 2005.

ix PetroKazakhstan comprised 0.00% of the Fund’s net assets as of December 31, 2005.

The Rogé Partners Fund is distributed by Aquarius Fund Distributors, LLC, member NASD.

Rogé Partners Fund
PORTFOLIO REVIEW
December 31, 2005

The Fund’s performance figures for the periods ending December 31, 2005, compared to its benchmarks:

	Six Months	One Year	Inception – December 31, 2005 (Annualized)	Inception – December 31, 2005 (Cumulative Return)
The Rogé Partners Fund	8.96%	10.05%	16.87%	21.50%
S&P 500 Index	5.77%	4.91%	10.18%	12.88%
MSCI World Index	10.25%	9.49%	16.36%	20.83%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted above is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.    The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.

The Fund’s Top Ten Sectors and Top Ten Holdings are as follows:

Sectors	Percentage of Net Assets	Top Ten Holdings	Percentage of Net Assets

International Equity Mutual Funds	20.14%	Matthew 25 Fund	4.32%
Value Equity Mutual Funds	18.83%	Legg Mason Opportunity Trust	4.26%
Growth Equity Mutual Funds	11.30%	Dodge & Cox International Stock Fund	4.13%
Blend Equity Mutual Funds	8.02%	Wasatch International Growth Fund	4.05%
Investment Companies	7.23%	Third Avenue International Value Fund	3.85%
Diversified Financials	5.31%	Third Avenue Value Fund	3.85%
Insurance	4.56%	T. Rowe Price New Era Fund	3.82%
Natural Resources Equity Mutual Funds	3.82%	Oakmark Select Fund, Class I	3.79%
Beverages	3.75%	Leucadia National Corp.	3.70%
Broadcast Services/Media	2.81%	Fairholme Fund	3.69%
Other/Cash & Equivalents	14.23%

Please refer to the Schedule of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS
December 31, 2005 (Unaudited)

Shares	Security		Value

	EQUITY MUTUAL FUNDS (RIC's) - 62.23%
	Blend - 8.02%
12,225	Fairholme Fund		$ 307,947
20,164	Matthew 25 Fund		360,335
			668,282
	Growth - 11.30%
8,965	Baron Partners Fund		165,216
9,938	Baron Small Cap Fund		230,268
20,862	Legg Mason Opportunity Trust +		355,066
14,458	Tilson Focus Fund		148,340
1,842	Satuit Capital Micro Cap Fund		42,616
			941,506
	International - 20.14%
12,924	Artisan International Value Fund, Investor Shares		285,112
9,828	Dodge & Cox International Stock Fund		344,272
1,700	iShares MSCI EAFE Index Fund		101,082
15,164	Third Avenue International Value Fund		320,879
10,967	Tweedy Browne Global Value Fund		289,531
17,016	Wasatch International Growth Fund		337,768
			1,678,644
	Sector - Natural Resources - 3.82%
7,746	T. Rowe Price New Era Fund		318,369

	Sector - Real Estate - 0.12%
346	Third Avenue Real Estate Value Fund		10,145

	Value - 18.83%
8,964	Aegis Value Fund		151,932
9,991	Brown Advisory Small Cap Value Fund		133,483
6,356	First Manhattan Strategic Value Fund		128,585
9,100	Longleaf Partners Fund		281,824
16,781	New River Small Cap Fund		236,942
9,606	Oakmark Select Fund, Class I		316,022
5,856	Third Avenue Value Fund		320,798
			1,569,586

	TOTAL EQUITY MUTUAL FUNDS
	(Cost $4,779,249)		5,186,532

The accompanying notes are integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Shares	Security		Value

	COMMON STOCKS - 34.61%
	Basic Materials - 1.03%
	Mining - 1.03%
10,000	Dundee Precious Metals, Inc. +		$ 86,033

	Communications - 2.81%
	Broadcast Services/Media - 2.81%
4,700	Clear Channel Communications		147,815
587	CCE Spinco, Inc. +		7,690
10,000	Liberty Media Corp, Class A +		78,700
			234,205

	Consumer Non-Cyclical - 0.90%
	Tobacco - 0.90%
1,000	Altria Group, Inc.		74,720

	Energy - 1.07%
	Oil - 1.07%
1,800	Canadian Natural Resources		89,316

	Financials - 21.43%
	Diversified Financials - 5.31%
6,500	Leucadia National Corp.		308,490
7,000	MVC Capital, Inc.		74,620
2,600	RHJ International +		59,711
			442,821

	Insurance - 4.56%
1,500	American International Group, Inc.		102,345
95	Berkshire Hathaway, Inc., Class B +		278,873
			381,218

	Investment Banks - 2.01%
1,400	Legg Mason, Inc.		167,566

The accompanying notes are integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Shares	Security		Value

	Investment Companies - 7.23%
3,105	Capital Southwest Corp.		$ 281,003
1,500	Corporacion Financiera Alba, SA **		69,446
14,500	Investor AB, Class A **		252,337
			602,786

	REITS - 1.10%
16,100	Winthrop Realty Trust +		91,449

	Savings & Loan - 1.20%
2,300	Washington Mutual, Inc.		100,050

	Food & Beverages - 3.75%
	Beverages - 3.75%
2,800	Anheuser-Busch Co., Inc.		120,288
3,300	Diageo PLC, ADR		192,390
			312,678

	Retail - 1.45%
	Building Products - 0.73%
1,500	Home Depot, Inc.		60,720

	Jewelery - 0.73%
1,500	Blue Nile, Inc. +		60,465

	Technology - 2.17%
	Data Management - 2.17%
4,200	First Data Corp.		180,642

	TOTAL COMMON STOCKS
	(Cost $2,520,232)		2,884,669

The accompanying notes are integral part of these financial statements.

Rogé Partners Fund
SCHEDULE OF INVESTMENTS (Continued)
December 31, 2005 (Unaudited)

Shares	Security		Value

	SHORT TERM INVESTMENTS - 2.94%
	Money Market Mutual Funds - 2.94%
245,428	Goldman Sachs Financial Square Funds, Prime
	Obligations Portfolio (Cost $245,428)		$ 245,428

	TOTAL INVESTMENTS
	(Cost $7,544,909*)	99.78%	$ 8,316,629

	Assets in excess of other liabilities	0.22%	18,397

	TOTAL NET ASSETS	100.00%	$ 8,335,026

+ Non-income producing security.
* The cost for Federal income tax purposes was $7,620,808. At December 31, 2005, net unrealized appreciation for all securities based on tax cost was $695,821. This consists of aggregate gross unrealized appreciation of
$715,542 and aggregate gross unrealized depreciation of $19,721.
** This security is considered a Passive Foreign Investment Company for Federal tax purposes.

RIC - Registered Investment Company
MSCI - Morgan Stanley Capital International
EAFE - Europe, Australia, Far East
ADR - American Depositary Receipts

The accompanying notes are integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2005 (Unaudited)

Assets:
Investments in securities, at value
(Cost $7,299,481)	$ 8,071,201
Short-term investments, at cost	245,428
Receivable for Fund shares sold	118,212
Dividends and interest receivable	16,201
Due from advisor	304
Prepaid expenses and other assets	6,777
Total Assets	8,458,123

Liabilities:
Payable for investments purchased	63,451
Administration fees payable	9,352
Shareholder servicing fees payable	4,776
Transfer agent fees payable	3,880
Fund accounting fees payable	939
Accrued expenses and other liabilities	40,699
Total Liabilities	123,097

Net Assets	$ 8,335,026

Net Assets Consist Of:
Paid in capital	$ 7,434,633
Accumulated net investment income	16,425
Accumulated net realized gain from security transactions	112,248
Net unrealized appreciation of investments	771,720

Net Assets	$ 8,335,026

Net asset value, offering price and redemption price per share*	$ 12.07

($8,335,026/690,765 shares of capital stock outstanding;
unlimited number shares authorized without par value)

* The Fund will impose a 2% redemption fee for any redemptions of
Fund shares occurring within the first 90 days of purchase.

The accompanying notes are integral part of these financial statements.

Rogé Partners Fund
STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2005 (Unaudited)

Investment Income:
Dividends	$ 89,394
Interest	1,649
Less: Foreign withholding taxes	(104)
Total investment income	90,939

Expenses:
Advisory fees	35,515
Administration fees	17,190
Legal fees	14,317
Transfer agent fees	10,809
Shareholder servicing fees	8,879
Fund accounting fees	8,804
Insurance expense	7,693
Audit fees	6,756
Custody fees	6,508
Registration fees	4,950
Trustees' fees	3,478
Printing expense	802
Total expenses	125,701

Less:
Advisory fees waived and expenses reimbursed	(54,904)
Net expenses	70,797

Net investment Income	20,142

Net Realized and Unrealized Gain
on Investments:
Net realized gain from security transactions and foreign currency	21,664
Distributions of realized gains from other investment companies	112,563
Net change in unrealized appreciation of investments	447,574
Net realized and unrealized gain on investments	581,801

Net increase in net assets resulting from operations	$ 601,943

The accompanying notes are integral part of these financial statements.

Rogé Partners Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2005	Period Ended
	(Unaudited)	June 30, 2005 (1)

From Operations:
Net investment income (loss)	$ 20,142	$ (23,919)
Net realized gain (loss) from security transactions
and foreign currency	21,664	(5,437)
Distributions of gains from other investment companies	112,563	19,049
Net change in unrealized appreciation of investments	447,574	324,146
Net increase in net assets
resulting from operations	601,943	313,839

Distributions:
From net investment income	(2,033)	(4,755)
From net realized gains	(37,275)	-
Net decrease in net assets from distributions	(39,308)	(4,755)

From Capital Share Transactions:
Subscriptions of fund shares	2,097,316	6,568,230
Reinvestment of dividends	39,308	4,755
Redemption fee proceeds	55	75
Redemptions of fund shares	(136,915)	(1,209,517)
Net increase in net assets from
capital share transactions	1,999,764	5,363,543

Net increase in net assets	2,562,399	5,672,627

Net Assets:
Beginning of Period	5,772,627	100,000
End of Period*	$ 8,335,026	$ 5,772,627
* Includes accumulated net investment income (loss) of:	$ 16,425	$ (1,684)

Capital Share Transactions:
Shares sold	180,816	620,830
Shares reinvested	3,246	431
Shares redeemed	(11,892)	(112,666)
	172,170	508,595

(1)	For the period from October 1, 2004 (commencement of operations) to June 30, 2005.

The accompanying notes are integral part of these financial statements.

Rogé Partners Fund
FINANCIAL HIGHLIGHTS
(For a share outstanding throughout each period)

	For the Six
	Months Ended		For the
	December 31,		Period Ended
	2005		June 30,
	(Unaudited)		2005(1)
Net Asset Value, Beginning of Period	$ 11.13		$ 10.00
Income From Investment Operations:
Net investment income (loss) (2)	0.03		(0.07)
Net realized and unrealized gain (2)	0.97		1.22
Total from investment operations	1.00		1.15

Paid-In Capital from Redemption Fees	0.00	(3)	0.00	(3)

Less Distributions From:
Net investment income	(0.00)	(3)	(0.02)
Net realized gains	(0.06)		-
Total distributions	(0.06)		(0.02)

Net Asset Value, End of Period	$ 12.07		$ 11.13

Total Return (4)	8.96%		11.50%

Ratios/Supplemental Data:
Net assets, end of period (000s)	$ 8,335		$ 5,773
Ratio of expenses to average net
assets, before waiver/reimbursement (6)	3.53%	(5)	7.88%	(5)
Ratio of expenses to average net
assets, after waiver/reimbursement (6)	1.99%	(5)	1.99%	(5)
Ratio of net investment income (loss) to
average net assets, before waiver/reimbursement (7)	(0.98)%	(5)	(6.76)%	(5)
Ratio of net investment income (loss)
to average net assets, after waiver/reimbursement (7)	0.57%	(5)	(0.87)%	(5)

Portfolio Turnover Rate	4%		8%
(1) For the period from October 1, 2004 (commencement of operations) to June 30, 2005.
(2) Per share amounts calculated using the average shares method.
(3) Per share amount represents less than $0.01 per share.
(4)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(5) Annualized.
(6)	Does not include the expenses of other investment companies in which the Fund invests.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

The accompanying notes are integral part of these financial statements.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS
December 31, 2005 (Unaudited)

Note 1.  Organization

Rogé Partners Funds (the “Trust”) a Delaware business trust formed on April 15, 2004, and registered as an open-end, non-diversified, management investment company under the Investment Company Act of 1940, as amended (“1940 Act”) is comprised of the Rogé Partners Fund (the “Fund”).  The Fund commenced operations on October 1, 2004.   The Fund’s business and affairs are managed by its officers under the direction of its Board of Trustees (the “Board”).  The Fund’s investment objective is to seek total return and pursues its investment objective by investing primarily in other investment companies and U.S. and foreign equity securities with a growth and value approach.

Note 2.  Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.                         Security Valuation – Securities listed on a national securities exchange and certain over-the-counter securities are valued as of the close of each business day, at the last sales price on the exchange or the over-the-counter market in which such securities are primarily traded, or in the absence of recorded sales, the mean between the closing bid and ask prices. If no mean price is available, the last bid price is used.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).   Short-term debt instruments with a remaining maturity of more than 60 days, intermediate and long-term bonds, convertible bonds, and other debt securities are generally valued on the basis of dealer supplied quotations or by pricing systems selected by R.W. Rogé & Co., Inc. (the “Advisor”) and approved by the Board. Where such prices are not available, valuations will be obtained from brokers who are market makers for such securities. However, in circumstances where the Advisor deems it appropriate to do so, the mean of the bid and asked prices for over-the-counter securities or the last available sale price for exchange-traded debt securities may be used. Where no last sale price for exchange-traded debt securities is available, the mean of the bid and asked prices may be used. Short-term debt securities with a remaining maturity of 60 days or less are amortized to maturity, provided such valuations represent par value (face value).

The Fund normally calculates net asset value (“NAV”) per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the New York Stock Exchange, Inc. (“NYSE”) (generally 4:00PM Eastern Time) once on each day on which the NYSE is open for trading. Trading in securities on Far Eastern and certain other securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE. In addition, Far Eastern and other securities trading generally, or in a particular country or countries, may take place on days that the NYSE is closed, and on which a Fund’s net asset value is not calculated. As a result of the aforementioned, calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. If events that may materially affect the value of such securities occur between the time when their price is determined and the time when the Fund’s NAV is calculated, such securities may be valued at fair value as determined in good faith in accordance with procedures approved by the Board.   Other securities for which market quotations are not readily available are valued at their fair value, as determined in good faith in accordance with the guidelines established by the Board.   There is no single standard for determining the fair value of such securities.   Rather, in determining the fair value of a security, a Board-appointed Fair Valuation Committee shall take into account the relevant factors and surrounding circumstances, a few of which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; and (iii) possible valuation methodologies that could be used to determine fair value for a security.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2005 (Unaudited)

As of December 31, 2005, the Fund did not hold any securities for which market quotations were not readily available.

B.    Security Transactions and Related Investment Income – Securities transactions are accounted for on the trade date.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes.   Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis.   The amounts of dividends and distributions from net investment income and net realized gains, respectively, are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.   These “book-tax” differences are either permanent or temporary in nature.   To the extent these differences are permanent in nature, such amounts are reclassified within the net asset accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.   To the extent dividends and distributions exceed current and accumulated earnings and profits for Federal income tax purposes, they are reported as distributions of paid-in surplus or tax return of capital.

C.    Federal Income Taxes - The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.  Therefore, no provision for Federal income tax is required.

D.   Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date.  The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.    Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods.  Actual results could differ from those estimates.

F.    Reclassification of Capital Accounts – Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.   These reclassifications have no effect on net assets and net asset value per share.    For the period ended June 30, 2005, the Fund decreased paid-in capital by $28,674, increased accumulated net realized gains from security transactions by $1,684 and decreased accumulated net investment loss by $26,990.

Note 3.  Investment Advisory Fee and Other Transactions with Affiliates

The Trust has entered into an investment advisory agreement (the “Agreement”) with the Advisor. Pursuant to the Agreement, the Advisor manages the Fund’s investments and business affairs, subject to the supervision of the Board. For its services, the Advisor receives a fee equal to 1.00% of the average net assets of the Fund.

The Advisor has agreed contractually to waive its advisory fee and to reimburse expenses, other than extraordinary or non-recurring expenses, at least until December 31, 2005, such that the total annual fund operating expenses do not exceed 1.99% of average daily net assets, subject to possible recoupment from the Fund in future years on a rolling three year basis (within three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  Fee waiver and reimbursement arrangements can decrease the Fund’s expenses and may increase its performance.   For the six months ended December 31, 2005, the Advisor waived fees amounting to $35,515 and reimbursed expenses amounting to $19,389.    The Fund’s total expenses before the Advisor’s fee waiver and reimbursement were $125,701.   As of December 31, 2005, the Advisor can recoup  waived and reimbursed expenses of $161,395 until June 30, 2008 and $54,904 until June 30, 2009.

Rogé Partners Fund
NOTES TO FINANCIAL STATEMENTS (Continued)
December 31, 2005 (Unaudited)

The Trust has entered into an Administrative Services Agreement and a Transfer Agency Services Agreement (“Agreements”) with Gemini Fund Services, LLC (“GFS”). Pursuant to the Agreements, GFS serves as Administrator, Transfer and Dividend Disbursing Agent and Fund Accounting Agent to the Fund. For these services, the Fund pays GFS an annual fee, paid monthly, based on a percentage of the Fund’s average daily net assets, subject to certain minimum requirements.

Aquarius Fund Distributors, LLC (“AFD”) is the Distributor of the Trust.   The Trust has adopted a Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.   Pursuant to the Plan, the Distributor will reimburse entities providing shareholder services to the Fund in connection with maintenance of shareholder accounts. The Fund will pay the Distributor a fee calculated at an annual rate of 0.25% of the Fund’s average daily net assets.

The Fund will impose a 2% redemption fee for any redemptions of Fund shares occurring within the first 90 days of purchase.  Fees in the amount of $55 were collected during the six months ended December 31, 2005.

Note 4.  Investment Transactions

During the six months ended December 31, 2005, the cost of purchases and proceeds from sales of investment securities, excluding short-term securities, aggregated $2,184,463 and $296,300, respectively.

Note 5.  Distributions to Shareholders

On December 28, 2005, distributions were declared for shareholders of record on December 28, 2005.   The distributions were paid on December 29, 2005.   The tax character of those distributions was as follows:

Distributions Paid from Ordinary Income:	$15,588
Distributions Paid from Long-Term Capital Gains:	$23,720

On December 30, 2004, a distribution of $0.02 per share was declared.   The dividend was paid on December 31, 2004 to shareholders of record on December 30, 2004.   The tax character of distributions paid during the period ended June 30, 2005 was as follows:

Distributions Paid from Ordinary Income:	$4,755

As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

Cost of investments:	$5,489,714

Gross unrealized appreciation	$341,969
Gross unrealized depreciation	(35,631)
Net unrealized appreciation	306,338

Accumulated net realized gain on security transactions	18,034
Undistributed net investment income	15,070
Post-October currency gain	(1,684)
$337,758

The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investment in Passive Foreign Investment Companies.

Rogé Partners Fund
SUPPLEMENTAL INFORMATION
December 31, 2005 (Unaudited)

Shareholders of funds will pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1 fees), and other expenses.   The following examples are intended to help the shareholder understand the ongoing cost  (in dollars) of investing in a fund and to compare theses costs with the ongoing costs of investing in other mutual funds.    Please note, the expenses shown in the table are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), contingent deferred sales charges (CDSCs) on redemptions or any redemption fees.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the period from July 1, 2005 through December 31, 2005.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value (7/1/05)	Ending Account Value (12/31/05)	Expenses Paid During Period** (7/1/05-12/31/05)
Actual	$1,000.00	$1,089.60	$10.42
Hypothetical (5% return before expenses)	1,000.00	1,015.09	10.05

** Expenses are equal to the Fund’s annualized expense ratio of 1.99%, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the days in the reporting period).

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2005 (Unaudited)

The Trustees and executive officers of the Trust, together with information as to their principal business occupations during the last five years, are set forth in the table below.  Unless otherwise noted, the address of each Trustee and Officer is c/o Gemini Fund Services, LLC, 450 Wireless Blvd., Hauppauge, New York 11788.

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served (1)	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
INTERESTED TRUSTEE:
Ronald W. Rogé Year of Birth: 1947	Chairman of the Board of Trustees; Chief Executive Officer; Co-Portfolio Manager	Since June 2004	Founder and Chairman of R.W. Rogé & Company, Inc. since 1986	1	None
NON-INTERESTED TRUSTEES:
David H. Diesslin Year of Birth: 1947	Trustee/Financial Expert	Since October 2004	Principal and Founder – Diesslin & Associates, Inc. (financial planners), since 1980; Chair Elect – Board of Governors of the Certified Financial Planner BoardTM of Standards; and Board member – Schwab Institutional Advisory Board (1997-1999)	1	5
Richard Sincere Year of Birth: 1953	Trustee	Since June 2004	President, Chief Executive Officer and Founder of Sincere & Co., LLC (marketing firm)	1	None
Donald Smith Year of Birth: 1941	Trustee	Since June 2004	Owner and President of IMXCO Sales Inc. since 1988	1	None

Rogé Partners Fund
SUPPLEMENTAL INFORMATION (Continued)
December 31, 2005 (Unaudited)

Name and Age	Position(s) held with Trust	Term of Office and Length of Time Served	Principal Occupations(s) During the Past 5 Years	Number of Funds in the Trust Overseen by Trustee	Other Directorships held by Trustee
Nancy P. Vitale Year of Birth: 1964	Trustee	Since June 2004	Manager, Employee Communications-Domestic Telecom Finance (since 2002); Manager – Retail Markets (April 1996 to September 2002) with Verizon Communications since 2002	1	None
PRINCIPAL EXECUTIVE OFFICERS:
Steven M. Rogé Year of Birth: 1981	President; Co-Portfolio Manager	Since June 2004	Portfolio Manager - R.W. Rogé & Company, Inc. since 2003; 2000 to 2003 – finance / economics duel degree candidate, Bryant College	1	None
Susan J. Chesley Year of Birth: 1980	Treasurer	Since June 2004	Paraplanner & Chief Compliance Officer - R.W. Rogé & Company, Inc. since 2003; 2000 to 2003 – finance / economics duel degree candidate, Bryant College	1	None
Jeffrey C. Roberto Year of Birth: 1966	Chief Compliance Officer	Since August 2005	Portfolio Operations Manager – R.W. Rogé & Company, Inc. since March 2002.	1	None
Michael J. Wagner Year of Birth: 1950	Assistant Treasurer	Since June 2004	President, Gemini Fund Services, LLC.	1	Director, Constellation Trust Co.

(1)   Each trustee is elected to serve an indefinite term until his or successor, if any, is duly elected and qualified.

The Trust’s Statement of Additional Information contains additional information about the Trustees and Officers and is available without charge, upon request, by calling 1-888-800-ROGE.

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Fund voted proxies related to portfolio securities during the period ended June 30, 2005 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-888-800-ROGE or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1st AND 3rd FISCAL QUARTER PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q.   Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).   The information on Form N-Q is available without charge, upon request, by calling 1-888-800-ROGE.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.   See Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Investment Companies.   Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.   Not applicable to open-end investment companies.

Item 10.   Submission of Matters to a Vote of Security Holder.   None.

Item 11.  Controls and Procedures.

(a)         Based on an evaluation of the registrant’s disclosure controls and procedures as of December 31, 2005, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)         There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certification(s) required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)   Not applicable.

(b)   Certification(s) required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                     The Rogé Partners Funds

By (Signature and Title)

*                                       Steven M. Rogé

                                        /s/ Steven M. Rogé, President

Date                                             3/7/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*            Steven M. Rogé

/s/ Steven M. Rogé, President

Date                                             3/7/06

By (Signature and Title)

*            Susan J. Chesley

/s/ Susan J. Chesley, Treasurer

Date                                             3/7/06

* Print the name and title of each signing officer under his or her signature.